Financing Receivables	12 Months Ended
Dec. 31, 2013
Financing Receivables
(7)	Financing Receivables

The Company’s financing receivables comprise nontrade receivables. Nontrade receivables are amounts for policy or contract premiums due from the agents and broker-dealers, or amounts due from reinsurers. The nontrade receivables are evaluated on a collective basis for impairment. For additional information, see note 2 for nontrade receivables.

Rollforward of Allowance for Credit Losses

The allowance for credit losses and recorded investment in financing receivables as of December 31 are shown below:

Nontrade receivables
2013:
Allowance for credit losses:
Beginning balance	$15
Provision	3

Ending balance	18

Ending balance collectively evaluated for impairment	$18

Financing receivables:
Ending balance	$141

Ending balance collectively evaluated for impairment	$141

Nontrade receivables
2012:
Allowance for credit losses:
Beginning balance	$40
Provision	(25)

Ending balance	15

Ending balance collectively evaluated for impairment	$15

Financing receivables:
Ending balance	$123

Ending balance collectively evaluated for impairment	$123

Credit Quality Indicators

The Company analyzes certain financing receivables for credit risk by using specific credit quality indicators.

The Company’s nontrade receivables are analyzed for credit risk based upon the customer classification of agent or reinsurer. The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2013			2012
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$18	123	141	15	108	123
Allowance for credit losses	(18)	—	(18)	(15)	—	(15)

Net nontrade receivable	$—	123	123	—	108	108

Past-due Aging Analysis

Aging analysis of past-due financing receivables as of December 31 is shown below:

	31–60 past due	61–90 past due	Greater than 90 past due	Total past due	Current	Total
2013:
Nontrade receivables	$36	1	18	55	86	141

	31–60 past due	61–90 past due	Greater than 90 past due	Total past due	Current	Total
2012:
Nontrade receivables	$41	1	37	79	44	123

As of December 31, 2013, the Company’s financing receivables do not include any balances, which are on a nonaccrual status, classified as a troubled debt restructuring, or impaired without a corresponding allowance for credit loss.